Schedule of commitment for minimum lease payments (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Commitments and Contingencies Disclosure [Abstract]
2025		$ 282,900
2026		11,119
Total future lease payment		294,019
Amount representing interest		(2,308)
Present value of operating lease liabilities		291,711
Less: current portion	$ (207,049)	(280,592)	$ (342,983)
Long-term portion	$ 8,205	$ 11,119	$ 112,708